Share-Based Payments - Other Programs - Additional Information (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description on calculation of expected volatility	Expected volatility is based on historical volatility calculated over a 10-year period.	Expected volatility is based on historical volatility calculated over a 10-year period.
Description on exercise price of options	The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price.	The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price.
Weighted average remaining contractual life of options and warrants	6.50 years	6.50 years
Options and warrants outstanding	102.7			102.7
Options and warrants vested	24.3	24.3
Weighted average share price at the date of exercise	€ 53.47	$ 60.56
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	6 months	6 months
Vesting acceleration of stock options and restricted stock units	0.0	0.0	0.1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 10.32			$ 11.69
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 121.95			$ 138.12
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years	5 years